CONSOLIDATED STATEMENT OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
OPERATING ACTIVITIES
Profit (loss)	$ (47,490)	$ (67,631)
Adjustments for items not affecting cash:
Interest income	(18)	(21)
Depreciation	251	168
Share-based compensation	4,686	18,030
Change in fair value of investments measured at fair value through profit or loss	260	29
Contingent consideration accretion	13	316
Change in fair value of contingent consideration	329	3,380
Unrealized foreign currency translation loss	(4,025)	309
Cash flows used in operating activities before net changes in non-cash working capital items	(45,994)	(45,420)
Net changes in non-cash working capital items:
Accounts receivable	(948)	(773)
Prepaid expenses	(462)	(142)
Other current assets	(428)	(1,341)
Accounts payable and accrued liabilities	401	2,469
Net cash flows used in operating activities	(47,431)	(45,207)
INVESTING ACTIVITIES
Purchase of investment	0	(250)
Purchase of intangible assets	(3,167)	(415)
Purchase of equipment	(142)	(105)
Net cash flows used in investing activities	(3,309)	(770)
FINANCING ACTIVITIES
Proceeds from issuance of common shares, net	13,202	31,507
Shares issued for cash - warrant exercise	362	2,928
Shares issued for cash - options exercise	0	1,342
Net cash flows from financing activities	13,564	35,777
Effects of exchange rate changes on cash	168	(185)
Change in cash	(37,008)	(10,385)
Cash, beginning of period	53,641	64,026
Cash, end of period	$ 16,633	$ 53,641